Other Borrowings (Summary Of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Borrowings [Abstract]
Securities sold under repurchase agreements	$ 413,333	$ 217,289
Other	30,420	43,331
Secured borrowings - owed to securitization investors	600,000	600,000
Total other borrowings	$ 1,043,753	$ 860,620